                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [ ]; Amendment Number: ________________
      This Amendment (Check only
one.):                             [ ] is a restatement.

                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:                Honeywell International Inc.
Address:             P.O. Box 1219
                     101 Columbia Road
                     Morristown, New Jersey 07960
Form 13F File Number: 28-1879

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Harsh Bansal
Title: Vice President - Investments of Honeywell International Inc. Phone (973) 455-4502
Signature, Place, and Date of Signing:

/s/ Harsh Bansal   Morris Township, New Jersey May 5, 2006
----------------
Harsh Bansal

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number       Name
NONE



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1

Form 13F Information Table Entry Total:            52

Form 13F Information Table Value Total:            $537,678
                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

  No.                Form 13F File Number          Name
  1.                 28-7176                       Allied Capital Management LLC

                                   13F REPORT
                                 March 31, 2006
             NAME OF REPORTING MANAGER: HONEYWELL INTERNATIONAL INC.

COLUMN 1

                    COLUMN
                       2                  COLUMN
                     TITLE    COLUMN 3      4        COLUMN 5                      COLUMN 6    COLUMN 7        COLUM 8
                      OF       CUSIP      VALUE      SHRS OR                      INVESTMENT    OTHER      VOTING AUTHORITY
NAME OF ISSUER       CLASS     NUMBER    (x$1000)    PRN AMT   SH/PRN  PUT/CALL   DISCRETION   MANAGERS      SOLE    SHARED   NONE
-------------------------------------------------- ----------------------------------------------------   ---------  -------------
INGERSOLL RAND
  CO                  CLA    G4776G101      11116      266,000    SH     N/A       DEFINED      DEFINED     266,000
AT&T INC              COM    00206R102      15413      570,000    SH     N/A       DEFINED      DEFINED     570,000
ALTRIA GROUP INC      COM    02209S103       9991      141,000    SH     N/A       DEFINED      DEFINED     141,000
AMBAC FINL GROUP
  INC                 COM    023139108      11653      146,400    SH     N/A       DEFINED      DEFINED     146,400
AMERICAN INTL
  GROUP               COM    026874107       8175      123,690    SH     N/A       DEFINED      DEFINED     123,690
ANDREW CORP           COM    034425108       7477      608,900    SH     N/A       DEFINED      DEFINED     608,900
BANK OF AMERICA
  CORP                COM    060505104       9441      207,322    SH     N/A       DEFINED      DEFINED     207,322
BARD C R INC          COM    067383109       7283      107,400    SH     N/A       DEFINED      DEFINED     107,400
BED BATH BEYOND
  INC                 COM    075896100       5760      150,000    SH     N/A       DEFINED      DEFINED     150,000
BLOCK H & R INC       COM    093671105       6794      313,800    SH     N/A       DEFINED      DEFINED     313,800
CITIGROUP INC         COM    172967101      16767      355,000    SH     N/A       DEFINED      DEFINED     355,000
CONOCOPHILLIPS        COM    20825C104      12122      191,948    SH     N/A       DEFINED      DEFINED     191,948
DOLLAR GEN CORP       COM    256669102      11623      657,800    SH     N/A       DEFINED      DEFINED     657,800
EXCELON CORP          COM    30161N101       7242      136,900    SH     N/A       DEFINED      DEFINED     136,900
HEWLETT PACKARD
  CO                  COM    428236103      15035      457,000    SH     N/A       DEFINED      DEFINED     457,000
HOME DEPOT INC        COM    437076102      12182      288,000    SH     N/A       DEFINED      DEFINED     288,000
INCO LTD              COM    453258402      10252      205,500    SH     N/A       DEFINED      DEFINED     205,500
JOHNSON &
  JOHNSON             COM    478160104      15652      264,300    SH     N/A       DEFINED      DEFINED     264,300
JOHNSON CTLS INC      COM    478366107      14009      184,500    SH     N/A       DEFINED      DEFINED     184,500
KING
  PHARMACEUTICALS
  INC                 COM    495582108       5975      346,400    SH     N/A       DEFINED      DEFINED     346,400
LABORATORY CORP
  AMER                COM    50540R409       8146      139,300    SH     N/A       DEFINED      DEFINED     139,300
LIMITED BRANDS
  INC                 COM    532716107       5697      232,900    SH     N/A       DEFINED      DEFINED     232,900
MASCO CORP            COM    574599106       8961      275,800    SH     N/A       DEFINED      DEFINED     275,800
METLIFE INC           COM    59156R108       9253      191,300    SH     N/A       DEFINED      DEFINED     191,300
MICROSOFT CORP        COM    594918104      26766      983,680    SH     N/A       DEFINED      DEFINED     983,680
MOHAWK INDS INC       COM    608190104       6813       84,400    SH     N/A       DEFINED      DEFINED      84,400
MYLAN LABS INC        COM    628530107       5972      255,200    SH     N/A       DEFINED      DEFINED     255,200
NOKIA CORP            ADR    654902204       9701      468,200    SH     N/A       DEFINED      DEFINED     468,200
NORTHROP
  GRUMMAN CORP        COM    666807102      13453      197,000    SH     N/A       DEFINED      DEFINED     197,000
OCCIDENTAL PETE
  CORP                COM    674599105      13666      147,500    SH     N/A       DEFINED      DEFINED     147,500
OMNICOM GROUP         COM    681919106       8991      108,000    SH     N/A       DEFINED      DEFINED     108,000
PATTERSON
  UTILITIES INC       COM    703481101       8674      271,400    SH     N/A       DEFINED      DEFINED     271,400
PEPSICO INC           COM    713448108      14187      245,500    SH     N/A       DEFINED      DEFINED     245,500
PFIZER INC            COM    717081103      13930      559,000    SH     N/A       DEFINED      DEFINED     559,000
PIONEER NATURAL
  RES CO              COM    723787107       7182      162,300    SH     N/A       DEFINED      DEFINED     162,300
POPULAR INC           COM    733174106       6168      297,100    SH     N/A       DEFINED      DEFINED     297,100
SEALED AIR CORP       COM    81211K100      10827      187,100    SH     N/A       DEFINED      DEFINED     187,100
SIGMA ALDRICH         COM    826552101       9697      147,400    SH     N/A       DEFINED      DEFINED     147,400
SOUTHERN CO           COM    842587107      12089      368,900    SH     N/A       DEFINED      DEFINED     368,900
ST PAUL COS INC       COM    792860108       8751      209,400    SH     N/A       DEFINED      DEFINED     209,400
TAIWAN
  SEMICONDUCTOR       ADR    874039100      11090    1,102,391    SH     N/A       DEFINED      DEFINED   1,102,391
TEVA
  PHARMACEUTICAL
  INDS                ADR    881624209       9867      239,600    SH     N/A       DEFINED      DEFINED     239,600
TIDEWATER INC         COM    886423102      11598      210,000    SH     N/A       DEFINED      DEFINED     210,000
US BANCORP DEL
COM NEW               COM    902973304      10187      334,000    SH     N/A       DEFINED      DEFINED     334,000
UNION PAC CORP        COM    907818108      11575      124,000    SH     N/A       DEFINED      DEFINED     124,000
VALERO ENERGY
  CORP                COM    91913Y100       7867      131,600    SH     N/A       DEFINED      DEFINED     131,600
VODAFONE GROUP
  SPONSORED ADR       ADR    92857W100       7840      375,100    SH     N/A       DEFINED      DEFINED     375,100
WELLPOINT
HEALTH
  NETWORKS            COM    94973H108       4274       55,200    SH     N/A       DEFINED      DEFINED      55,200
WEYERHAEUSER
  CO                  COM    962166104      10618      146,600    SH     N/A       DEFINED      DEFINED     146,600
WYETH                 COM    983024100       9947      205,000    SH     N/A       DEFINED      DEFINED     205,000
YUM BRANDS INC        COM    988498101       7896      161,600    SH     N/A       DEFINED      DEFINED     161,600
ZIMMER HOLDINGS
  INC                 COM    98956P102      12033      178,000    SH     N/A       DEFINED      DEFINED     178,000
      GRAND TOTAL                          537678   14,516,331
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